Summary of Business and Material Accounting Policies - Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2025
Bottom of Range [Member] | Trade Names [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	5 years
Bottom of Range [Member] | Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	6 years
Bottom of Range [Member] | Databases and Content [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	28 years
Bottom of Range [Member] | Other Identifiable Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	3 years
Top of Range [Member] | Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	40 years
Top of Range [Member] | Other Identifiable Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	30 years